Note 6 - Exploration and Evaluation Assets (Details Textual)									3 Months Ended	12 Months Ended
	Oct. 14, 2021 CAD ($) $ / shares shares	Oct. 14, 2021 USD ($) shares	Mar. 11, 2021 shares	Dec. 04, 2020 shares	Nov. 27, 2020 CAD ($) shares	Nov. 27, 2020 USD ($) shares	Mar. 02, 2020 $ / shares shares	Dec. 02, 2019 $ / shares shares	Feb. 26, 2021 shares	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Payment for settlement agreement claim	$ 123,693
Gains on litigation settlements										$ 760,436		$ 0
Share price (in CAD per share) | $ / shares							$ 1.44	$ 1.14
Yarumalito gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project								100.00%
Common shares issued for acquisition of project (in shares) | shares								1,118,359
Common shares issued for acquisition of project, shares released (in shares) | shares								559,180
Yarumalito gold project [member] | Yarumalito agreement [member]
Statement Line Items [Line Items]
Common shares issued for acquisition of project, shares released (in shares) | shares									559,179
Almaden gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project							100.00%
Common shares issued for acquisition of project (in shares) | shares							337,619
Third-party royalty holder [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage										0.50%	0.50%
Net smelter return royalty can be repurchased, price											$ 250,000
Settlement agreement, claim amount		$ 500,000
Payment for settlement agreement claim		$ 100,000
Increase (decrease) in number of shares outstanding from settlement of litigation (in shares) | shares	324,723	324,723
Shares issued, price per share (in CAD per share) | $ / shares	$ 1.62
Gains on litigation settlements										$ 760,436
Net profits interest royalty, percentage												1.33%
Newrange [member] | Yarumalito gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage										1.00%	1.00%
Gold Royalty Corp [member] | Gold Mining [member]
Statement Line Items [Line Items]
Issue of equity, number of shares (in shares) | shares					15,000,000	15,000,000
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Issue of equity, number of shares (in shares) | shares			500,000	1,325,000
Gold Royalty Corp [member] | Whistler project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					1.00%	1.00%
Gold Royalty Corp [member] | Yellowknife project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					1.00%	1.00%
Gold Royalty Corp [member] | Ttiiribi project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					2.00%	2.00%
Gold Royalty Corp [member] | La Mina project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					2.00%	2.00%
Gold Royalty Corp [member] | Sao Jorge project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					1.00%	1.00%
Gold Royalty Corp [member] | Batistao project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					1.00%	1.00%
Gold Royalty Corp [member] | Almaden project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					0.50%	0.50%
Gold Royalty Corp [member] | Cachoeira project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					1.00%	1.00%
Gold Royalty Corp [member] | Crucero project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					1.00%	1.00%
Gold Royalty Corp [member] | Surubim project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					1.00%	1.00%
Gold Royalty Corp [member] | Yarumalito project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					1.00%	1.00%
Gold Royalty Corp [member] | Bottom of range [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					0.50%	0.50%
Gold Royalty Corp [member] | Top of range [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage					2.00%	2.00%
Subsidiaries [member] | Whistler project [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					0.75%	0.75%
Net smelter return royalty can be repurchased, price						$ 5,000,000
Subsidiaries [member] | Batistao project [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					2.00%	2.00%
Net smelter return royalty can be repurchased, price						$ 1,000,000
Subsidiaries [member] | Surubim project [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					1.50%	1.50%
Net smelter return royalty can be repurchased, price						$ 1,000,000
Subsidiaries [member] | Yarumalito project [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					1.00%	1.00%
Net smelter return royalty can be repurchased, price					$ 1,000,000
Subsidiaries [member] | Surubim project exceeding two million ounces of gold production [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					0.50%	0.50%
Net smelter return royalty can be repurchased, price						$ 1,000,000
Subsidiaries [member] | Rio Novo area of surubim project [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					0.65%	0.65%
Net smelter return royalty can be repurchased, price						$ 1,500,000
Subsidiaries [member] | Goodwin Lake property at the yellowknife project [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					1.00%	1.00%
Net smelter return royalty can be repurchased, price					$ 1,000,000
Subsidiaries [member] | Big sky property at the yellowknife project [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					1.00%	1.00%
Net smelter return royalty can be repurchased, price					$ 500,000
Subsidiaries [member] | Narrow lake property at the yellowknife project [member]
Statement Line Items [Line Items]
Net smelter return royalty can be repurchased, percentage					0.25%	0.25%
Net smelter return royalty can be repurchased, price					$ 250,000